Note C - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note C - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Balance	$ 6,905	$ 7,344	$ 9,386
Provision for Loan Losses	477	1,583	4,896
Loans charged off	(2,700)	(5,136)	(10,422)
Recoveries	1,473	3,114	3,484
Balance	6,155	6,905	7,344
Residential Portfolio Segment [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Balance	1,329	1,860	1,051
Provision for Loan Losses	458	395	2,642
Loans charged off	(819)	(1,066)	(2,034)
Recoveries	282	140	201
Balance	1,250	1,329	1,860
Commercial Real Estate Portfolio Segment [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Balance	3,946	3,493	3,083
Provision for Loan Losses	(1,472)	2,367	932
Loans charged off	(2)	(1,949)	(1,913)
Recoveries	335	35	1,391
Balance	2,807	3,946	3,493
Commercial and Industrial [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Balance	783	636	3,795
Provision for Loan Losses	1,047	(1,381)	439
Loans charged off	(600)	(499)	(4,725)
Recoveries	75	2,027	1,127
Balance	1,305	783	636
Consumer Portfolio Segment [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Balance	847	1,355	1,457
Provision for Loan Losses	444	202	883
Loans charged off	(1,279)	(1,622)	(1,750)
Recoveries	781	912	765
Balance	$ 793	$ 847	$ 1,355